Income Tax (Expense) Recovery	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax (Expense) Recovery
Income Tax (Expense) Recovery
The components of the provision for income tax (expense) recovery are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
	$	$	$	$
Current	(4,082)	(2,630)	(8,712)	(2,828)
Deferred	2,659	1,878	6,213	3,071
Income tax (expense) recovery	(1,423)	(752)	(2,499)	243

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2015 to June 30, 2016:

$
Balance of unrecognized tax benefits as at January 1, 2016	18,390
Decrease for positions taken in prior years	(2,988)
Increase for positions related to the current period	4,874
Decrease related to statute of limitations	(764)
Balance of unrecognized tax benefits as at June 30, 2016	19,512

The majority of the net increase for positions for the six months ended June 30, 2016 relates to potential tax on freight income.
The Company does not presently anticipate such uncertain tax positions will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.